INITIAL PUBLIC OFFERING (Tables)	12 Months Ended
Dec. 31, 2025
Initial Public Offering
SCHEDULED OF ORDINARY SHARES SUBJECT TO POSSIBLE REDEMPTION

As of December 31, 2025, ordinary shares subject to possible redemption are reconciled as follows:

As of December 31, 2025
Gross Proceeds	$60,000,000
Less:
Gross proceeds allocated to Public Rights	(874,000)
Offering costs allocated to Public Shares	(1,930,704)
Add:
Remeasurement of carrying value to redemption value	3,233,928
Ordinary shares subject to possible redemption	$60,429,224